FIXED INCOME FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED OCTOBER 21, 2016 TO

PROSPECTUS DATED JULY 31, 2016, AS SUPPLEMENTED

1.	The paragraph under the section entitled “FUND SUMMARIES – High Yield Fixed Income Fund – Management” on page 20 of the prospectus is replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the investment adviser of the High Yield Fixed Income Fund. Richard J. Inzunza, Senior Vice President of Northern Trust Investments, Inc., has been a manager of the Fund since August 2007 and Bradley Camden, Vice President of Northern Trust Investments, Inc., and Eric R. Williams, Vice President of Northern Trust Investments, Inc., have been managers of the Fund since October 2016. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

2.	The paragraph under the section entitled “FUND MANAGEMENT” for the High Yield Fixed Income Fund on page 51 of the Prospectus is replaced with the following:

The managers for the High Yield Fixed Income Fund are Richard J. Inzunza, Senior Vice President of Northern Trust Investments, Inc., Bradley Camden, Vice President of Northern Trust Investments, Inc., and Eric R. Williams, Vice President of Northern Trust Investments, Inc. Mr. Inzunza has been a manager of the Fund since August 2007, and Mr. Camden and Mr. Williams have been managers of the Fund since October 2016. Mr. Inzunza rejoined Northern Trust Investments Inc. in August 2007 as a senior fixed income portfolio manager, after serving as a senior fundamental analyst at Vanderbilt Capital Advisors from April 2007. From December 2004 to 2007, Mr. Inzunza was a senior analyst at Northern Trust Investments, Inc. Mr. Camden joined Northern Trust Investments, Inc. in 2005 and has assisted in the management of various fixed income funds. Mr. Williams joined Northern Trust Investments, Inc. in January 2010 and has assisted in the management of various fixed income funds.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	FIX SPT (OCT 2016)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NORTHERN FUNDS

SUPPLEMENT DATED OCTOBER 21, 2016 TO

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JULY 31, 2016, AS SUPPLEMENTED

1.	The information for the High Yield Fixed Income Fund in the table under the section entitled “PORTFOLIO MANAGERS” on page 96 of the SAI is replaced with the following:

Portfolio Manager(s)
High Yield Fixed Income Fund	Richard J. Inzunza, Bradley Camden and Eric R. Williams

2.	The information for Bradley Camden under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” on page 97 of the SAI is replaced with the following:

The table below discloses accounts within each type of category listed below for which Bradley Camden* was jointly and primarily responsible for day-to-day portfolio management as of September 30, 2016.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds:	3	$2,166.1	0	$0
Other Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	61	3,831.5	0	0

*	Mr. Camden became a Portfolio Manager of the High Yield Fixed Income Fund effective October 21, 2016.

3.	The following information for Eric R. Williams is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 96:

The table below discloses accounts within each type of category listed below for which Eric R. Williams* was jointly and primarily responsible for day-to-day portfolio management as of September 30, 2016.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	0	0	0	0

*	Mr. Williams became a Portfolio Manager of the High Yield Fixed Income Fund effective October 21, 2016.

4.	The following information, as of September 30, 2016, is added to the table under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 104 of the SAI:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Bradley Camden*	High Yield Fixed Income Fund	None
Eric R. Williams*	High Yield Fixed Income Fund	None

*	Mr. Camden and Mr. Williams became portfolio managers of the High Yield Fixed Income Fund effective October 21, 2016.

Please retain this Supplement with your SAI for future reference.